Fixed Assets and Leasehold Improvements	12 Months Ended
Dec. 31, 2012
Fixed Assets and Leasehold Improvements
10.	Fixed Assets and Leasehold Improvements

Fixed assets and leasehold improvements comprise the following (in thousands):

	DEPRECIATION PERIOD	DECEMBER 31,
		2012	2011
Computer hardware and software	3 years	$143,991	$126,022
Leasehold improvements	*	105,897	101,018
Telephone systems	5 years	8,540	9,631
Furniture and fixtures	7 years	12,761	11,866

		271,189	248,536
Less – Accumulated depreciation and amortization		176,963	152,245

		$94,226	$96,290

*	- Shorter of life of lease or useful life of assets